Notes Payable - Related Parties - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes Payable, Related Parties	$ 0	$ 239,000
Microphase [Member] | Notes payable agreements [Member]
Debt Instrument [Line Items]
Interest Payable		36,000
Notes Payable, Related Parties		275,000
Interest Expense, Debt	$ 3,000	$ 9,000
Microphase [Member] | Minimum [Member] | Notes payable agreements [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		3.00%
Microphase [Member] | Maximum [Member] | Notes payable agreements [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		6.00%